Revenue - Contract Assets and Liabilities Recognised (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018
Contract assets
Current contract assets	£ 1,353	£ 1,417
Non-current contract assets	249	198
Contract assets	1,602	1,615
Contract liabilities
Current contract liabilities	1,225	1,406
Non-current contract liabilities	200	87
Contract liabilities	£ 1,425	£ 1,493